Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Prepaid Expense And Other Assets Current [Line Items]
Rebate	[1]	¥ 165,220		¥ 69,464
Deposits	[2]	6,322		6,407
Value-added tax (“VAT”) recoverable		0		11,522
Employee advances	[3]	748		1,073
Prepaid expenses		17,106		11,648
Interest receivables		8,620		5,450
Receivable from disposal of equity investees		7,608		0
Others		6,368		2,931
Prepayment and other current assets		¥ 211,992	$ 32,583	¥ 108,495

[1]	Rebate represents amounts payable earned and receivable from suppliers upon reaching minimum purchase thresholds for a specified period. The rebates can be used to offset future purchases with the same supplier.
[2]	Deposits represent rental deposits and deposits paid to third-party vendors.
[3]	Employee advances represent cash advanced to online store managers for store daily operation, such as online store promotion activities.